Calvert
Ultra-Short Duration Income Fund
December 31, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 23.4%

Security	Principal Amount (000's omitted)	Value
Ally Bank Auto Credit-Linked Notes:
Series 2024-A, Class A2, 5.681%, 5/17/32(1)	$1,957	$ 1,980,359
Series 2024-A, Class B, 5.827%, 5/17/32(1)	3,326	3,366,277
Series 2024-A, Class C, 6.022%, 5/17/32(1)	978	991,420
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	4,567	4,630,078
Auxilior Term Funding LLC:
Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	148	149,972
Series 2024-1A, Class A2, 5.84%, 3/15/27(1)	2,625	2,645,414
Bank of America Auto Trust, Series 2023-2A, Class A2, 5.85%, 8/17/26(1)	706	707,762
BHG Securitization Trust:
Series 2021-B, Class A, 0.90%, 10/17/34(1)	309	307,726
Series 2022-C, Class B, 5.93%, 10/17/35(1)	2,915	2,926,569
Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class A2, 5.05%, 3/15/29(1)	1,581	1,585,058
Chesapeake Funding II LLC:
Series 2023-2A, Class A1, 6.16%, 10/15/35(1)	627	636,162
Series 2024-1A, Class A2, 5.368%, (30-day SOFR Average + 0.77%), 5/15/36(1)(2)	2,599	2,605,112
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	2,370	2,362,680
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	3,393	3,055,721
DB Master Finance LLC:
Series 2019-1A, Class A2II, 4.021%, 5/20/49(1)	1,281	1,263,541
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	4,161	3,942,597
Dell Equipment Finance Trust:
Series 2023-2, Class A2, 5.84%, 1/22/29(1)	319	319,259
Series 2023-3, Class A2, 6.10%, 4/23/29(1)	1,271	1,275,109
DLLMT LLC, Series 2024-1A, Class A2, 5.08%, 2/22/27(1)	2,284	2,293,550
DLLST LLC, Series 2024-1A, Class A2, 5.33%, 1/20/26(1)	2,038	2,042,168
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II, 4.474%, 10/25/45(1)	3,826	3,815,563
Driven Brands Funding LLC, Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	2,300	2,281,478
Enterprise Fleet Financing LLC, Series 2024-2, Class A2, 5.74%, 12/20/26(1)	2,870	2,894,932
FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	3,065	3,122,689
Ford Credit Auto Owner Trust, Series 2023-B, Class A2A, 5.57%, 6/15/26	168	168,513
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	1,266	1,281,752
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	2,247	2,259,040
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A2A, 5.89%, 11/16/26	2,478	2,487,084
Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.74%, 2/25/39(1)	384	371,696
Security	Principal Amount (000's omitted)	Value
HPEFS Equipment Trust, Series 2024-1A, Class A2, 5.38%, 5/20/31(1)	$7,244	$ 7,256,915
JPMorgan Chase Bank NA:
Series 2021-3, Class B, 0.76%, 2/26/29(1)	132	130,838
Series 2021-3, Class C, 0.86%, 2/26/29(1)	147	146,173
Series 2021-3, Class D, 1.009%, 2/26/29(1)	59	58,395
LAD Auto Receivables Trust:
Series 2022-1A, Class A, 5.21%, 6/15/27(1)	2,280	2,284,305
Series 2023-2A, Class A2, 5.93%, 6/15/27(1)	1,138	1,140,939
Lendbuzz Securitization Trust:
Series 2023-2A, Class A2, 7.09%, 10/16/28(1)	505	514,939
Series 2023-3A, Class A2, 7.50%, 12/15/28(1)	785	805,661
Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	3,325	3,361,632
Series 2024-3A, Class A2, 4.97%, 10/15/29(1)	3,500	3,500,777
LL ABS Trust, Series 2022-1A, Class B, 5.05%, 11/15/29(1)	152	151,497
Marlette Funding Trust, Series 2023-1A, Class B, 6.50%, 4/15/33(1)	1,885	1,893,744
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	2,701	2,734,831
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	85	81,814
New Residential Mortgage LLC, Series 2020-FNT2, Class A, 5.437%, 7/25/25(1)	3,424	3,415,899
Newtek Small Business Loan Trust, Series 2023-1, Class A, 7.00%, (USD Prime - 0.50%), 7/25/50(1)(2)	2,478	2,505,726
Octane Receivables Trust:
Series 2021-2A, Class A, 1.21%, 9/20/28(1)	178	176,479
Series 2022-1, Class A2, 4.18%, 3/20/28(1)	173	172,493
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	455	457,200
Series 2024-2A, Class A2, 5.80%, 7/20/32(1)	3,843	3,886,784
Series 2024-3A, Class A2, 4.94%, 5/20/30(1)	600	601,230
Oportun Funding Trust, Series 2024-3, Class A, 5.26%, 8/15/29(1)	6,607	6,614,185
Oportun Issuance Trust:
Series 2024-1A, Class A, 6.334%, 4/8/31(1)	649	650,481
Series 2024-1A, Class B, 6.546%, 4/8/31(1)	2,934	2,949,759
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A3, 2.30%, 4/10/26(1)	306	305,539
Oscar U.S. Funding XV LLC, Series 2023-1A, Class A2, 6.07%, 9/10/26(1)	3,380	3,387,274
Oscar U.S. Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/27(1)	3,930	3,918,184
Pagaya AI Debt Grantor Trust, Series 2024-9, Class A, 5.065%, 3/15/32(1)	3,719	3,722,148
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	235	231,914
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	145	143,123
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	1,682	1,698,025
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	2,000	1,996,235
Prodigy Finance CM DAC, Series 2021-1A, Class A, 5.702%, (1 mo. SOFR + 1.364%), 7/25/51(1)(2)	4,574	4,572,972

Calvert
Ultra-Short Duration Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Prosper Marketplace Issuance Trust:
Series 2023-1A, Class A, 7.06%, 7/16/29(1)	$1,552	$ 1,555,724
Series 2024-1A, Class A, 6.12%, 8/15/29(1)	1,086	1,089,178
Reach ABS Trust:
Series 2023-1A, Class A, 7.05%, 2/18/31(1)	140	140,031
Series 2024-1A, Class A, 6.30%, 2/18/31(1)	3,775	3,799,364
Series 2024-2A, Class A, 5.88%, 7/15/31(1)	1,349	1,356,099
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32(1)	4,575	4,682,884
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A2, 5.35%, 6/21/27(1)	1,371	1,374,358
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,286	1,183,025
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	952	932,702
Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 5/25/46(1)	2,419	2,415,909
Theorem Funding Trust:
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	1,392	1,403,897
Series 2022-3A, Class B, 8.95%, 4/15/29(1)	4,385	4,518,114
Series 2023-1A, Class A, 7.58%, 4/15/29(1)	1,082	1,091,696
Tricolor Auto Securitization Trust:
Series 2024-2A, Class A, 6.36%, 12/15/27(1)	1,571	1,583,305
Series 2024-3A, Class A, 5.22%, 6/15/28(1)	3,359	3,370,027
Upstart Securitization Trust, Series 2021-2, Class C, 3.61%, 6/20/31(1)	1,043	1,032,335
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.645%, 9/15/45(1)	1,924	1,879,188
Westlake Automobile Receivables Trust, Series 2024-1A, Class A3, 5.44%, 5/17/27(1)	2,250	2,265,808
Wingspire Equipment Finance LLC, Series 2024-1A, Class A2, 4.99%, 9/20/32(1)	1,486	1,489,408
Total Asset-Backed Securities (identified cost $160,271,772)		$160,400,443

Collateralized Mortgage Obligations — 4.6%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 5410, Class FE, 5.669%, (30-day SOFR Average + 1.10%), 5/25/54(2)	$2,808	$ 2,809,742
Series 5483, Class FB, 5.999%, (30-day SOFR Average + 1.43%), 12/25/54(2)	6,687	6,697,225
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2022-DNA2, Class M1A, 5.869%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	2,045	2,056,819
Series 2022-HQA1, Class M1A, 6.669%, (30-day SOFR Average + 2.10%), 3/25/42(1)(2)	863	872,260
Series 2024-DNA1, Class M1, 5.919%, (30-day SOFR Average + 1.35%), 2/25/44(1)(2)	2,766	2,779,430
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust: (continued)
Series 2024-HQA1, Class A1, 5.819%, (30-day SOFR Average + 1.25%), 3/25/44(1)(2)	$5,649	$ 5,685,044
Federal National Mortgage Association, Series 2006-46, Class FG, 4.933%, (30-day SOFR Average + 0.364%), 6/25/36(2)	648	642,224
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 8.433%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	1,365	1,422,272
Series 2022-R01, Class 1M1, 5.569%, (30-day SOFR Average + 1.00%), 12/25/41(1)(2)	778	779,999
Government National Mortgage Association, Series 2011-44, Class KF, 4.885%, (1 mo. SOFR + 0.514%), 3/20/41(2)	1,001	988,643
JPMorgan Mortgage Trust:
Series 2023-HE2, Class A1, 6.305%, (30-day SOFR Average + 1.70%), 3/20/54(1)(2)	1,620	1,635,006
Series 2023-HE3, Class A1, 6.205%, (30-day SOFR Average + 1.60%), 5/25/54(1)(2)	2,588	2,612,077
Series 2024-HE2, Class A1, 5.805%, (30-day SOFR Average + 1.20%), 10/20/54(1)(2)	1,457	1,466,380
RESIMAC Bastille Trust, Series 2021-2NCA, Class A1B, 5.312%, (SOFR + 0.74%), 2/3/53(1)(2)	935	934,874
Total Collateralized Mortgage Obligations (identified cost $31,179,383)		$31,381,995

Commercial Mortgage-Backed Securities — 6.9%

Security	Principal Amount (000’s omitted)	Value
BPR Trust:
Series 2022-OANA, Class A, 6.295%, (1 mo. SOFR + 1.898%), 4/15/37(1)(2)	$2,355	$ 2,366,929
Series 2022-SSP, Class A, 7.397%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	3,000	3,015,750
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.462%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	4,129	4,115,997
Series 2021-VOLT, Class C, 5.612%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	1,908	1,897,866
CAMB Commercial Mortgage Trust:
Series 2019-LIFE, Class A, 5.765%, (1 mo. SOFR + 1.367%), 12/15/37(1)(2)	6,175	6,182,228
Series 2019-LIFE, Class B, 5.945%, (1 mo. SOFR + 1.547%), 12/15/37(1)(2)	3,450	3,452,445
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.592%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	7,565	7,575,044
Series 2021-ESH, Class B, 5.892%, (1 mo. SOFR + 1.494%), 7/15/38(1)(2)	2,821	2,825,361
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.845%, (1 mo. SOFR + 1.447%), 5/15/38(1)(2)	7,467	7,472,803

Calvert
Ultra-Short Duration Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class A, 6.039%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	$2,625	$ 2,634,010
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class B, 5.813%, (1 mo. SOFR + 1.414%), 4/15/38(1)(2)	900	900,844
ORL Trust, Series 2024-GLKS, Class A, 5.993%, (1 mo. SOFR + 1.493%), 12/15/39(1)(2)	2,452	2,461,193
TX Trust, Series 2024-HOU, Class A, 5.989%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	2,625	2,622,699
Total Commercial Mortgage-Backed Securities (identified cost $47,392,789)		$ 47,523,169

Corporate Bonds — 45.4%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 1.1%
Celanese U.S. Holdings LLC, 6.05%, 3/15/25	$7,700	$ 7,706,185
		$ 7,706,185
Communications — 3.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	$3,010	$ 2,960,230
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	11,250	11,240,564
Discovery Communications LLC, 3.45%, 3/15/25	2,151	2,143,397
Rogers Communications, Inc., 2.95%, 3/15/25	5,977	5,944,890
		$ 22,289,081
Consumer, Cyclical — 7.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$3,250	$3,242,062
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	6,064	6,027,587
4.75%, 10/20/28(1)	1,775	1,751,797
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	13,265	13,260,436
General Motors Co., 6.125%, 10/1/25	2,344	2,362,867
General Motors Financial Co., Inc., 5.98%, (SOFR + 1.30%), 4/7/25(2)	1,908	1,912,705
Hyundai Capital America, 5.80%, 6/26/25(1)	6,594	6,619,018
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	5,630	5,611,769
WarnerMedia Holdings, Inc., 6.412%, 3/15/26	8,659	8,662,540
		$49,450,781
Consumer, Non-cyclical — 1.1%
Centene Corp., 4.25%, 12/15/27	$3,500	$3,393,071
CVS Health Corp., 4.10%, 3/25/25	2,825	2,818,500
Royalty Pharma PLC, 1.20%, 9/2/25	1,540	1,502,357
		$7,713,928
Security	Principal Amount (000’s omitted)	Value
Financial — 27.9%
Air Lease Corp., 3.25%, 3/1/25	$6,555	$ 6,536,811
Aircastle Ltd., 5.25%, 8/11/25(1)	5,170	5,173,107
Athene Global Funding:
4.86%, 8/27/26(1)	3,167	3,165,368
5.356%, (SOFR + 0.85%), 5/8/26(1)(2)	8,889	8,890,745
Australia & New Zealand Banking Group Ltd., 5.04%, (SOFR + 0.56%), 3/18/26(1)(2)(3)	7,690	7,709,614
Avolon Holdings Funding Ltd., 2.875%, 2/15/25(1)	168	167,459
Banco Santander SA, 5.147%, 8/18/25	5,000	5,006,017
Bank of America Corp.:
3.384% to 4/2/25, 4/2/26(4)	11,250	11,207,642
4.827% to 7/22/25, 7/22/26(4)	8,375	8,376,622
Bank of Ireland Group PLC, 2.029% to 9/30/26, 9/30/27(1)(4)	3,000	2,854,562
BBVA Bancomer SA, 1.875%, 9/18/25(1)	1,718	1,677,867
Blue Owl Credit Income Corp., 5.50%, 3/21/25	2,500	2,500,591
BPCE SA, 5.214%, (SOFR + 0.57%), 1/14/25(1)(2)	4,000	4,000,532
Capital One Financial Corp., 4.985% to 7/24/25, 7/24/26(3)(4)	3,500	3,498,261
Capital One NA, 2.28% to 1/28/25, 1/28/26(4)	5,481	5,468,871
Citigroup, Inc.:
2.014% to 1/25/25, 1/25/26(4)	3,500	3,492,325
5.272%, (SOFR + 0.694%), 1/25/26(2)	4,778	4,781,217
Credit Agricole SA, 4.375%, 3/17/25(1)	2,325	2,320,297
EPR Properties, 4.50%, 4/1/25	8,959	8,937,901
Equinix, Inc., 1.00%, 9/15/25	2,400	2,337,485
GA Global Funding Trust, 6.009%, (SOFR + 1.36%), 4/11/25(1)(2)	5,000	5,012,628
Goldman Sachs Bank USA, 5.414% to 5/21/26, 5/21/27(4)	1,659	1,672,270
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	3,575	3,466,587
3.75%, 9/15/30(1)(3)	1,926	1,698,605
JPMorgan Chase & Co.:
2.083% to 4/22/25, 4/22/26(4)	4,975	4,932,936
4.08% to 4/26/25, 4/26/26(4)	5,725	5,710,944
KeyBank NA, 4.15%, 8/8/25(3)	2,400	2,388,352
KeyCorp, 5.716%, (SOFR + 1.25%), 5/23/25(2)	6,050	6,055,531
Kimco Realty OP LLC, 3.30%, 2/1/25	4,253	4,246,470
Kite Realty Group Trust, 4.00%, 3/15/25	4,070	4,058,667
National Bank of Canada, 5.424%, (SOFR + 1.03%), 7/2/27(2)	2,450	2,459,430
Protective Life Global Funding, 5.354%, (SOFR + 0.70%), 4/10/26(1)(2)	4,050	4,060,869
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(1)	2,485	2,359,544
Santander Holdings USA, Inc., 5.807% to 9/9/25, 9/9/26(3)(4)	5,000	5,028,240
Santander U.K. Group Holdings PLC, 6.833% to 11/21/25, 11/21/26(4)	5,000	5,073,022
Societe Generale SA:
5.25%, 2/19/27(1)	2,700	2,702,119
5.519% to 1/19/27, 1/19/28(1)(4)	4,125	4,140,466
Synchrony Bank, 5.40%, 8/22/25	3,975	3,981,024

Calvert
Ultra-Short Duration Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Synchrony Financial, 4.875%, 6/13/25	$1,574	$ 1,572,839
Synovus Financial Corp., 5.20%, 8/11/25(3)	3,162	3,160,770
Truist Financial Corp., 4.26% to 7/28/25, 7/28/26(4)	8,000	7,970,749
UBS AG, 1.375%, 1/13/25(1)	2,128	2,125,958
Wells Fargo & Co., 3.908% to 4/25/25, 4/25/26(4)	9,350	9,322,822
		$191,304,136
Industrial — 0.7%
Sonoco Products Co., 1.80%, 2/1/25	$4,530	$ 4,516,599
		$4,516,599
Technology — 1.5%
Concentrix Corp., 6.65%, 8/2/26	$3,575	$3,638,848
Kyndryl Holdings, Inc., 2.05%, 10/15/26	1,703	1,620,537
Oracle Corp., 2.50%, 4/1/25	5,043	5,014,544
		$10,273,929
Utilities — 2.6%
AES Corp.:
1.375%, 1/15/26	$2,130	$2,052,574
3.30%, 7/15/25(1)	4,712	4,675,294
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	3,745	3,766,066
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	6,998	7,010,997
		$17,504,931
Total Corporate Bonds (identified cost $310,128,265)		$310,759,570

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(5)(6)	$1,000	$ 988,550
Total High Social Impact Investments (identified cost $1,000,000)		$ 988,550

Senior Floating-Rate Loans — 1.3%(7)

Borrower/Description	Principal Amount (000's omitted)	Value
Building Products — 0.1%
Standard Industries, Inc., Term Loan, 6.106%, (SOFR + 1.75%), 9/22/28	$595	$ 597,810
		$ 597,810
Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 0.3%
Aramark Services, Inc., Term Loan, 6.357%, (SOFR + 2.00%), 6/22/30	$1,737	$ 1,748,933
		$ 1,748,933
Hotels, Restaurants & Leisure — 0.3%
Four Seasons Hotels Ltd., Term Loan, 6.107%, (SOFR + 1.75%), 11/30/29	$1,737	$ 1,742,466
		$ 1,742,466
Life Sciences Tools & Services — 0.1%
Avantor Funding, Inc., Term Loan, 6.457%, (SOFR + 2.00%), 11/8/27	$196	$ 197,607
ICON Luxembourg SARL, Term Loan, 6.329%, (SOFR + 2.00%), 7/3/28	447	450,382
PRA Health Sciences, Inc., Term Loan, 6.329%, (SOFR + 2.00%), 7/3/28	111	112,213
		$760,202
Professional Services — 0.2%
Trans Union LLC, Term Loan, 6.107%, (SOFR + 1.75%), 6/24/31	$1,741	$1,740,928
		$1,740,928
Software — 0.1%
Open Text Corp., Term Loan, 6.107%, (SOFR + 1.75%), 1/31/30	$670	$670,622
		$670,622
Trading Companies & Distributors — 0.2%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.12%, (SOFR + 1.75%), 6/24/30	$1,741	$1,742,343
		$1,742,343
Total Senior Floating-Rate Loans (identified cost $8,998,284)		$9,003,304

U.S. Government Agency Mortgage-Backed Securities — 1.0%

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security, 6.00%, 30-Year, TBA(8)	$6,793	$ 6,824,311
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $6,847,487)		$ 6,824,311

Calvert
Ultra-Short Duration Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 11.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.25%, 10/31/25	$33,750	$ 32,664,911
0.375%, 11/30/25	37,250	35,973,974
0.375%, 12/31/25	7,150	6,885,586
Total U.S. Treasury Obligations (identified cost $75,529,931)		$ 75,524,471

Short-Term Investments — 7.0%
Affiliated Fund — 5.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(9)	38,813,339	$ 38,813,339
Total Affiliated Fund (identified cost $38,813,339)		$ 38,813,339

Commercial Paper — 0.7%
Security	Principal Amount (000's omitted)	Value
Brookfield BRP Holdings Canada, Inc., 5.024%, 1/6/25(10)(11)	$4,642	$ 4,638,539
Total Commercial Paper (identified cost $4,638,776)		$ 4,638,539
Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(12)	4,627,443	$ 4,627,443
Total Securities Lending Collateral (identified cost $4,627,443)		$ 4,627,443
Total Short-Term Investments (identified cost $48,079,558)		$ 48,079,321
Total Investments — 100.8% (identified cost $689,427,469)		$690,485,134
Other Assets, Less Liabilities — (0.8)%		$ (5,488,003)
Net Assets — 100.0%		$684,997,131

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $317,926,260 or 46.4% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2024.
(3)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $7,947,583 and the total market value of the collateral received by the Fund was $8,162,911, comprised of cash of $4,627,443 and U.S. government and/or agencies securities of $3,535,468.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	May be deemed to be an affiliated company.
(6)	Restricted security. Total market value of restricted securities amounts to $988,550, which represents 0.2% of the net assets of the Fund as of December 31, 2024.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
(10)	Security exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At December 31, 2024, the aggregate value of these securities is $4,638,539 representing 0.7% of the Fund’s net assets.
(11)	Rate shown is the discount rate at date of purchase.
(12)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Ultra-Short Duration Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	12	Long	3/31/25	$2,467,313	$4,067
					$4,067
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$1,000,000

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
At December 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. During the fiscal year to date ended December 31, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $39,801,889, which represents 5.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	$ 1,013,790	$ —	$ —	$ —	$(25,240)	$ 988,550	$ 12,500	$ 1,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	52,819,253	175,695,622	(189,701,536)	—	—	38,813,339	530,659	38,813,339
Total				$ —	$(25,240)	$39,801,889	$543,159

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Ultra-Short Duration Income Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$160,400,443	$ —	$160,400,443
Collateralized Mortgage Obligations	—	31,381,995	—	31,381,995
Commercial Mortgage-Backed Securities	—	47,523,169	—	47,523,169
Corporate Bonds	—	310,759,570	—	310,759,570
High Social Impact Investments	—	988,550	—	988,550
Senior Floating-Rate Loans	—	9,003,304	—	9,003,304
U.S. Government Agency Mortgage-Backed Securities	—	6,824,311	—	6,824,311
U.S. Treasury Obligations	—	75,524,471	—	75,524,471
Short-Term Investments:
Affiliated Fund	38,813,339	—	—	38,813,339
Commercial Paper	—	4,638,539	—	4,638,539
Securities Lending Collateral	4,627,443	—	—	4,627,443
Total Investments	$43,440,782	$647,044,352	$ —	$690,485,134
Futures Contracts	$4,067	$ —	$ —	$4,067
Total	$43,444,849	$647,044,352	$ —	$690,489,201
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.